Acquisitions - Addoil Group - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business acquisition
Acquisition	$ 10,007	$ (6,226)	$ 7,171
Addoil Group
Business acquisition
Acquisition			$ 1,218
Addoil Group | Maximum
Business acquisition
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)			5.00%